UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22103
SPA ETF Trust

(Exact name of registrant as specified in charter)

12 East 49th Street Tower 49	New York, NY 10017

(Address of principal executive offices)	(Zip code)
Antony P. Drain
SPA ETF Inc.
12 East 49th Street
Tower 49
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-663-1595
Date of fiscal year end: September 30
Date of reporting period: April 1, 2008 – June 30, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments
SPA MarketGrader 40 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—99.3%
Automobiles & Components—2.0%
Spartan Motors, Inc.	11,791	$88,079

Capital Goods—12.0%
Caterpillar, Inc.	1,318	97,295
Fluor Corp.	582	108,299
GrafTech International Ltd. *	4,392	117,837
Graham Corp.	1,769	131,101
Hurco Cos., Inc. *	2,353	72,684

Total Capital Goods		527,216

Consumer Services—3.0%
ITT Educational Services, Inc. *	1,600	132,208

Energy—26.1%
Bois d’Arc Energy, Inc. *	4,399	106,940
BP Prudhoe Bay Royalty Trust	1,119	115,660
Hugoton Royalty Trust	3,267	120,879
Noble Corp.	1,718	111,601
Occidental Petroleum Corp.	1,139	102,351
Oil States International, Inc. *	1,911	121,234
St. Mary Land & Exploration Co.	2,150	138,976
Stone Energy Corp. *	1,553	102,358
Superior Energy Services, Inc. *	2,075	114,415
Transocean, Inc. *	709	108,045

Total Energy		1,142,459

Food Beverage & Tobacco—2.9%
Darling International, Inc. *	7,615	125,800

Insurance—2.2%
Fairfax Financial Holdings Ltd.	386	98,005

Materials—7.7%
Freeport-McMoRan Copper & Gold, Inc.	911	106,760
Nova Chemicals Corp.	3,937	97,126
Terra Industries, Inc.	2,743	135,367

Total Materials		339,253

Media—2.5%
DreamWorks Animation SKG, Inc. Class A *	3,670	109,403

Pharmaceuticals, Biotechnology—3.1%
OSI Pharmaceuticals, Inc. *	3,240	133,877

Retailing—2.5%
Guess?, Inc.	2,856	106,957

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 40 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Software & Services—19.7%
Accenture Ltd. Class A	2,954	$120,287
comScore, Inc. *	4,765	103,972
Google, Inc. Class A *	200	105,284
Integral Systems, Inc.	3,090	119,583
LoopNet, Inc. *	8,140	91,982
Mastercard, Inc. Class A	394	104,615
PROS Holdings, Inc. *	8,963	100,654
Syntel, Inc.	3,467	116,907

Total Software & Services		863,284

Technology Hardware & Equipment—9.7%
Comtech Telecommunications Corp. *	2,494	122,206
Corning, Inc.	4,114	94,828
Dolby Laboratories, Inc. Class A *	2,462	99,219
Western Digital Corp. *	3,174	109,598

Total Technology Hardware & Equipment		425,851

Transportation—5.9%
Excel Maritime Carriers Ltd.	2,070	81,247
Genco Shipping & Trading Ltd.	1,456	94,931
TBS International Ltd. Class A *	2,099	83,855

Total Transportation		260,033

Total Investments—99.3% (Cost $4,140,140)		4,352,425

Other Assets in Excess of Liabilities—0.7%		30,525

Net Assets—100.0%		$4,382,950

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—99.8%
Capital Goods—12.1%
AZZ, Inc. *	1,210	$48,279
Caterpillar, Inc.	563	41,561
Dynamic Materials Corp.	712	23,460
Gardner Denver, Inc. *	1,110	63,048
Graham Corp.	1,168	86,561
H&E Equipment Services, Inc. *	2,705	32,514
II-VI, Inc. *	1,348	47,072
Manitowoc Co., Inc.	1,056	34,352
Rockwell Collins, Inc.	691	33,140
Wabtec Corp.	1,204	58,538
Woodward Governor Co.	1,301	46,394

Total Capital Goods		514,919

Commercial Services & Supplies—3.1%
GeoEye, Inc. *	1,306	23,129
ICF International, Inc. *	1,687	28,038
Robert Half International, Inc.	1,615	38,712
Watson Wyatt Worldwide, Inc. Class A	786	41,572

Total Commercial Services & Supplies		131,451

Consumer Durables & Apparel—2.7%
Coach, Inc. *	1,372	39,623
CROCS, Inc. *	1,282	10,269
Mattel, Inc.	2,030	34,754
Whirlpool Corp.	470	29,013

Total Consumer Durables & Apparel		113,659

Consumer Services—0.7%
Apollo Group, Inc. Class A *	637	28,194

Diversified Financials—3.6%
Franklin Resources, Inc.	428	39,226
Goldman Sachs Group, Inc.	239	41,801
Greenhill & Co., Inc.	598	32,208
optionsXpress Holdings, Inc.	1,695	37,866

Total Diversified Financials		151,101

Energy—28.6%
Apache Corp.	383	53,237
Atwood Oceanics, Inc. *	444	55,207
Bois d’Arc Energy, Inc. *	1,969	47,866
Cal Dive International, Inc. *	4,311	61,604
Chevron Corp.	487	48,276
ConocoPhillips	515	48,611
Devon Energy Corp.	432	51,909
ENSCO International, Inc.	726	58,617
EOG Resources, Inc.	422	55,366
Exxon Mobil Corp.	451	39,747
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Energy—28.6% (continued)
Frontier Oil Corp.	1,108	$26,492
Helmerich & Payne, Inc.	952	68,563
Noble Corp.	854	55,476
Occidental Petroleum Corp.	553	49,693
Parker Drilling Co. *	5,680	56,857
St. Mary Land & Exploration Co.	1,169	75,564
Superior Energy Services, Inc. *	949	52,328
Superior Well Services, Inc. *	1,733	54,953
Swift Energy Co. *	914	60,379
Transocean, Inc. *	320	48,765
Valero Energy Corp.	685	28,208
W-H Energy Services, Inc. *	685	65,582
XTO Energy, Inc.	719	49,259

Total Energy		1,212,559

Food & Staples Retailing—0.9%
SYSCO Corp.	1,398	38,459

Food Beverage & Tobacco—1.1%
Cal-Maine Foods, Inc.	1,364	44,998

Health Care Equipment & Services—2.4%
Kinetic Concepts, Inc. *	802	32,008
Varian Medical Systems, Inc. *	778	40,340
WellCare Health Plans, Inc. *	780	28,197

Total Health Care Equipment & Services		100,545

Insurance—6.5%
Aspen Insurance Holdings Ltd.	1,444	34,179
Berkshire Hathaway, Inc. Class B *	9	36,108
eHealth, Inc. *	1,638	28,927
HCC Insurance Holdings, Inc.	1,548	32,725
Odyssey Re Holdings Corp.	1,111	39,441
Philadelphia Consolidated Holding Co. *	1,166	39,609
Tower Group, Inc.	1,471	31,171
Validus Holdings Ltd.	1,655	35,169

Total Insurance		277,329

Materials—6.5%
Air Products & Chemicals, Inc.	447	44,190
AK Steel Holding Corp.	852	58,788
CF Industries Holdings, Inc.	328	50,118
Methanex Corp.	1,671	46,821
Nova Chemicals Corp.	1,382	34,094
Terra Nitrogen Co. LP	326	42,328

Total Materials		276,339

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Pharmaceuticals, Biotechnology—2.0%
Endo Pharmaceuticals Holdings, Inc. *	1,640	$39,672
United Therapeutics Corp. *	469	45,845

Total Pharmaceuticals, Biotechnology		85,517

Real Estate—0.8%
Jones Lang LaSalle, Inc.	564	33,947

Retailing—5.6%
Best Buy Co., Inc.	943	37,343
DSW, Inc. Class A *	2,067	24,349
Guess?, Inc.	1,051	39,360
Gymboree Corp. *	1,055	42,274
Men’s Wearhouse, Inc.	1,750	28,508
NutriSystem, Inc. *	1,720	24,321
PetMed Express, Inc. *	3,311	40,560

Total Retailing		236,715

Semiconductors & Semiconductor Equipment—2.5%
Amkor Technology, Inc. *	3,654	38,038
MEMC Electronic Materials, Inc. *	535	32,924
NVIDIA Corp. *	1,892	35,418

Total Semiconductors & Semiconductor Equipment		106,380

Software & Services—14.1%
Accenture Ltd. Class A	1,179	48,009
Ansoft Corp. *	1,596	58,094
Cognizant Technology Solutions Corp. Class A *	1,274	41,418
Double-Take Software, Inc. *	3,437	47,224
FactSet Research Systems, Inc.	812	45,764
Interactive Intelligence, Inc. *	2,703	31,463
j2 Global Communications, Inc. *	2,146	49,358
Mastercard, Inc. Class A	202	53,635
Microsoft Corp.	1,473	40,522
Quality Systems, Inc.	1,291	37,801
Sybase, Inc. *	1,562	45,954
Synchronoss Technologies, Inc. *	2,214	19,992
TheStreet.com, Inc.	3,674	23,918
Ultimate Software Group, Inc. *	1,485	52,911

Total Software & Services		596,063

Technology Hardware & Equipment—5.6%
Anixter International, Inc. *	610	36,289
Corning, Inc.	1,813	41,790
Dolby Laboratories, Inc. Class A *	898	36,189
Harris Corp.	768	38,776
Mettler-Toledo International, Inc. *	397	37,659
Western Digital Corp. *	1,408	48,618

Total Technology Hardware & Equipment		239,321

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Transportation—1.0%
TBS International Ltd. Class A *	1,080	$43,146

Total Investments—99.8% (Cost $4,270,583)		4,230,642

Other Assets in Excess of Liabilities—0.2%		8,824

Net Assets—100.0%		$4,239,466

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—97.9%
Banks—1.7%
BB&T Corp.	289	$6,581
Frontier Financial Corp.	524	4,464
Glacier Bancorp, Inc.	489	7,819
SVB Financial Group *	211	10,151
TCF Financial Corp.	506	6,087

Total Banks		35,102

Capital Goods—9.6%
AZZ, Inc. *	246	9,815
Caterpillar, Inc.	125	9,227
Emerson Electric Co.	193	9,544
Fluor Corp.	69	12,840
Foster Wheeler Ltd. *	172	12,582
Gardner Denver, Inc. *	260	14,768
General Cable Corp. *	165	10,040
GrafTech International Ltd. *	632	16,957
Hurco Cos., Inc. *	195	6,024
II-VI, Inc. *	260	9,079
L.B. Foster Co. Class A *	231	7,669
Manitowoc Co., Inc.	239	7,775
Middleby Corp. *	160	7,026
Precision Castparts Corp.	94	9,059
Rockwell Automation, Inc.	173	7,565
Rockwell Collins, Inc.	168	8,057
Sun Hydraulics Corp.	317	10,230
Terex Corp. *	148	7,603
Trinity Industries, Inc.	368	12,766
Woodward Governor Co.	327	11,661

Total Capital Goods		200,287

Commercial Services & Supplies—2.6%
American Reprographics Co. *	645	10,739
ICF International, Inc. *	480	7,978
Knoll, Inc.	730	8,869
Manpower, Inc.	166	9,668
Robert Half International, Inc.	371	8,893
Watson Wyatt Worldwide, Inc. Class A	173	9,150

Total Commercial Services & Supplies		55,297

Consumer Durables & Apparel—4.4%
Coach, Inc. *	335	9,675
CROCS, Inc. *	537	4,301
Garmin Ltd.	157	6,726
Hasbro, Inc.	355	12,681
Maidenform Brands, Inc. *	674	9,099
Mattel, Inc.	477	8,166
Movado Group, Inc.	511	10,118
Nike, Inc. Class B	155	9,240
Tupperware Brands Corp.	252	8,623
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Consumer Durables & Apparel—4.4% (continued)
Under Armour, Inc. Class A *	270	$6,923
Whirlpool Corp.	112	6,914

Total Consumer Durables & Apparel		92,466

Consumer Services—1.9%
Ambassadors Group, Inc.	510	7,609
Apollo Group, Inc. Class A *	167	7,391
ITT Educational Services, Inc. *	185	15,287
Sotheby’s	365	9,625

Total Consumer Services		39,912

Diversified Financials—2.6%
Franklin Resources, Inc.	100	9,165
Goldman Sachs Group, Inc.	55	9,620
Greenhill & Co., Inc.	138	7,433
Nasdaq OMX Group *	242	6,425
optionsXpress Holdings, Inc.	466	10,410
T. Rowe Price Group, Inc.	195	11,012

Total Diversified Financials		54,065

Energy—22.7%
Alliance Resource Partners LP	274	15,256
Apache Corp.	81	11,259
Atwood Oceanics, Inc. *	106	13,180
Berry Petroleum Co. Class A	209	12,306
Bois d’Arc Energy, Inc. *	444	10,794
BP Prudhoe Bay Royalty Trust	102	10,543
Cal Dive International, Inc. *	839	11,989
Chevron Corp.	111	11,003
Cimarex Energy Co.	181	12,610
Contango Oil & Gas Co. *	149	13,845
Dawson Geophysical Co. *	139	8,265
Denbury Resources, Inc. *	318	11,607
Devon Energy Corp.	93	11,175
EnCana Corp.	124	11,275
ENSCO International, Inc.	149	12,030
EOG Resources, Inc.	78	10,234
Exxon Mobil Corp.	108	9,518
Helmerich & Payne, Inc.	202	14,548
Holly Corp.	231	8,529
Hornbeck Offshore Services, Inc. *	220	12,432
National Oilwell Varco, Inc. *	165	14,639
Noble Corp.	191	12,407
Noble Energy, Inc.	128	12,872
Occidental Petroleum Corp.	130	11,682
Oil States International, Inc. *	218	13,830
Petro-Canada	207	11,540
Petroquest Energy, Inc. *	596	16,032
Pride International, Inc. *	268	12,674
Rowan Cos., Inc.	242	11,313
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Energy—22.7% (continued)
San Juan Basin Royalty Trust	250	$11,565
Stone Energy Corp. *	180	11,864
Superior Energy Services, Inc. *	267	14,722
Superior Well Services, Inc. *	515	16,331
Swift Energy Co. *	210	13,873
Transocean, Inc. *	69	10,515
Unit Corp. *	174	14,437
Valero Energy Corp.	191	7,865
W-H Energy Services, Inc. *	145	13,882
XTO Energy, Inc.	155	10,619

Total Energy		475,060

Food & Staples Retailing—0.4%
SYSCO Corp.	330	9,078

Food Beverage & Tobacco—2.2%
Cal-Maine Foods, Inc.	266	8,775
Darling International, Inc. *	735	12,142
Hansen Natural Corp. *	244	7,032
PepsiCo, Inc.	137	8,712
Sanderson Farms, Inc.	258	8,906

Total Food Beverage & Tobacco		45,567

Health Care Equipment & Services—3.2%
Becton Dickinson & Co.	108	8,780
Corvel Corp. *	308	10,432
Genoptix, Inc. *	409	12,904
Intuitive Surgical, Inc. *	32	8,621
Kinetic Concepts, Inc. *	196	7,822
Varian Medical Systems, Inc. *	203	10,526
WellCare Health Plans, Inc. *	252	9,110

Total Health Care Equipment & Services		68,195

Household & Personal Products—1.3%
Chattem, Inc. *	135	8,782
Estee Lauder Cos., Inc. Class A	211	9,801
Herbalife Ltd.	206	7,982

Total Household & Personal Products		26,565

Insurance—2.5%
Aspen Insurance Holdings Ltd.	362	8,569
Berkshire Hathaway, Inc. Class B *	2	8,024
eHealth, Inc. *	453	8,000
Navigators Group, Inc. *	182	9,837
Odyssey Re Holdings Corp.	263	9,336
Validus Holdings Ltd.	402	8,542

Total Insurance		52,308

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Materials—7.1%
Air Products & Chemicals, Inc.	102	$10,084
AK Steel Holding Corp.	173	11,937
Barrick Gold Corp.	193	8,781
Celanese Corp. Series A	250	11,415
CF Industries Holdings, Inc.	80	12,224
Freeport-McMoRan Copper & Gold, Inc.	97	11,367
Haynes International, Inc. *	178	10,244
Methanex Corp.	347	9,723
Monsanto Co.	85	10,747
NewMarket Corp.	128	8,477
Nova Chemicals Corp.	367	9,054
Potash Corp. of Saskatchewan	60	13,714
Terra Industries, Inc.	232	11,449
Terra Nitrogen Co. LP	77	9,998

Total Materials		149,214

Media—1.0%
DreamWorks Animation SKG, Inc. Class A *	374	11,149
Omnicom Group, Inc.	221	9,918

Total Media		21,067

Pharmaceuticals, Biotechnology—4.5%
Amgen, Inc. *	232	10,941
Biovail Corp.	808	7,797
Dionex Corp. *	131	8,694
Endo Pharmaceuticals Holdings, Inc. *	409	9,894
Gilead Sciences, Inc. *	199	10,537
Questcor Pharmaceuticals, Inc. *	2,425	11,252
Techne Corp. *	146	11,299
Viropharma, Inc. *	1,115	12,332
Wyeth	235	11,271

Total Pharmaceuticals, Biotechnology		94,017

Real Estate—0.4%
Jones Lang LaSalle, Inc.	125	7,524

Retailing—4.5%
Aeropostale, Inc. *	363	11,373
Best Buy Co., Inc.	233	9,227
Charlotte Russe Holding, Inc. *	493	8,756
DSW, Inc. Class A *	579	6,821
Guess?, Inc.	268	10,037
Gymboree Corp. *	239	9,577
Jos. A. Bank Clothiers, Inc. *	412	11,021
PetMed Express, Inc. *	776	9,506
priceline.com, Inc. *	78	9,006
TJX Cos., Inc.	290	9,126

Total Retailing		94,450

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Semiconductors & Semiconductor Equipment—1.9%
Amkor Technology, Inc. *	794	$8,266
MEMC Electronic Materials, Inc. *	111	6,831
NVIDIA Corp. *	505	9,454
Sigma Designs, Inc. *	439	6,098
Texas Instruments, Inc.	325	9,152

Total Semiconductors & Semiconductor Equipment		39,801

Software & Services—8.6%
Accenture Ltd. Class A	278	11,320
Ansoft Corp. *	393	14,305
CNET Networks, Inc. *	1,321	15,178
Cognizant Technology Solutions Corp. Class A *	331	10,761
Commvault Systems, Inc. *	676	11,249
Exlservice Holdings, Inc. *	479	6,720
FactSet Research Systems, Inc.	183	10,314
Google, Inc. Class A *	22	11,581
j2 Global Communications, Inc. *	422	9,706
Mastercard, Inc. Class A	46	12,214
Microsoft Corp.	325	8,941
Oracle Corp. *	478	10,038
Quality Systems, Inc.	310	9,077
Sybase, Inc. *	367	10,797
Synchronoss Technologies, Inc. *	536	4,840
Syntel, Inc.	357	12,038
Ultimate Software Group, Inc. *	330	11,758

Total Software & Services		180,837

Technology Hardware & Equipment—9.0%
Anixter International, Inc. *	157	9,340
Apple, Inc. *	72	12,056
Cisco Systems, Inc. *	374	8,699
CommScope, Inc. *	261	13,773
Comtech Telecommunications Corp. *	238	11,662
Corning, Inc.	393	9,059
Dolby Laboratories, Inc. Class A *	259	10,438
EMC Corp.	641	9,416
Flir Systems, Inc. *	346	14,037
Harris Corp.	202	10,199
Hewlett-Packard Co.	200	8,842
Methode Electronics, Inc.	930	9,719
Mettler-Toledo International, Inc. *	104	9,865
Novatel Wireless, Inc. *	1,054	11,731
QUALCOMM, Inc.	238	10,560
Seagate Technology	441	8,436
Sierra Wireless, Inc. *	663	9,680
Western Digital Corp. *	304	10,497

Total Technology Hardware & Equipment		188,009

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader 200 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Telecommunication Services—0.8%
Atlantic Tele-Network, Inc.	283	$7,785
Windstream Corp.	769	9,489

Total Telecommunication Services		17,274

Transportation—1.8%
Excel Maritime Carriers Ltd.	331	12,992
Genco Shipping & Trading Ltd.	182	11,866
TBS International Ltd. Class A *	318	12,704

Total Transportation		37,562

Utilities—3.2%
Amerigas Partners LP	317	10,096
Dominion Resources, Inc.	232	11,018
DPL, Inc.	377	9,945
Energen Corp.	152	11,861
Suburban Propane Partners LP	258	9,863
TECO Energy, Inc.	632	13,582

Total Utilities		66,365

Total Investments—97.9% (Cost $1,995,129)		2,050,022

Other Assets in Excess of Liabilities —2.1%		44,074

Net Assets—100.0%		$2,094,096

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—98.3%
Banks—2.2%
Frontier Financial Corp.	1,029	$8,767
Glacier Bancorp, Inc.	960	15,350
SVB Financial Group *	414	19,918

Total Banks		44,035

Capital Goods—15.8%
Ameron International Corp.	165	19,797
Astec Industries, Inc. *	546	17,548
AZZ, Inc. *	483	19,272
Carlisle Cos., Inc.	551	15,979
Cascade Corp.	380	16,082
Gardner Denver, Inc. *	511	29,025
GrafTech International Ltd. *	1,241	33,296
Hurco Cos., Inc. *	383	11,831
II-VI, Inc. *	512	17,879
L.B. Foster Co. Class A *	454	15,073
Middleby Corp. *	314	13,788
Mueller Industries, Inc.	660	21,252
Sun Hydraulics Corp.	623	20,104
Trinity Industries, Inc.	724	25,116
Wabtec Corp.	512	24,893
Woodward Governor Co.	643	22,929

Total Capital Goods		323,864

Commercial Services & Supplies—4.4%
American Reprographics Co. *	1,268	21,112
Consolidated Graphics, Inc. *	373	18,378
Exponent, Inc. *	570	17,904
Herman Miller, Inc.	646	16,079
Knoll, Inc.	1,435	17,435

Total Commercial Services & Supplies		90,908

Consumer Durables & Apparel—5.4%
Cherokee, Inc.	545	10,982
CROCS, Inc. *	1,056	8,459
Deckers Outdoor Corp. *	179	24,917
JAKKS Pacific, Inc. *	692	15,120
Maidenform Brands, Inc. *	1,324	17,874
Movado Group, Inc.	1,005	19,899
Under Armour, Inc. Class A *	530	13,589

Total Consumer Durables & Apparel		110,840

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Consumer Services—3.1%
Ambassadors Group, Inc.	1,003	$14,965
ITT Educational Services, Inc. *	364	30,077
Sotheby’s	717	18,907

Total Consumer Services		63,949

Diversified Financials—1.7%
Hercules Technology Growth Capital, Inc.	1,624	14,502
optionsXpress Holdings, Inc.	915	20,441

Total Diversified Financials		34,943

Energy—19.2%
Alliance Resource Partners LP	539	30,011
Allis-Chalmers Energy, Inc. *	1,463	26,041
Berry Petroleum Co. Class A	412	24,259
BP Prudhoe Bay Royalty Trust	201	20,775
Contango Oil & Gas Co. *	292	27,133
Dawson Geophysical Co. *	274	16,292
Gulf Island Fabrication, Inc.	669	32,734
Hornbeck Offshore Services, Inc. *	432	24,412
Oil States International, Inc. *	428	27,152
Petroquest Energy, Inc. *	1,171	31,500
San Juan Basin Royalty Trust	491	22,714
Stone Energy Corp. *	354	23,332
Superior Well Services, Inc. *	1,012	32,091
Swift Energy Co. *	414	27,349
W-H Energy Services, Inc. *	284	27,190

Total Energy		392,985

Food Beverage & Tobacco—2.8%
Boston Beer Co., Inc. Class A *	394	16,028
Darling International, Inc. *	1,444	23,855
Sanderson Farms, Inc.	507	17,502

Total Food Beverage & Tobacco		57,385

Health Care Equipment & Services—2.9%
Corvel Corp. *	606	20,525
Healthspring, Inc. *	1,269	21,421
WellCare Health Plans, Inc. *	495	17,894

Total Health Care Equipment & Services		59,840

Household & Personal Products—0.9%
Chattem, Inc. *	266	17,303

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Insurance—2.7%
IPC Holdings Ltd.	682	$18,107
Navigators Group, Inc. *	358	19,350
Platinum Underwriters Holdings	567	18,490

Total Insurance		55,947

Materials—2.9%
Haynes International, Inc. *	349	20,085
LSB Industries, Inc. *	1,165	23,067
NewMarket Corp.	252	16,690

Total Materials		59,842

Pharmaceuticals, Biotechnology—3.8%
Biovail Corp.	1,587	15,315
Dionex Corp. *	258	17,123
Questcor Pharmaceuticals *	4,766	22,114
Viropharma, Inc. *	2,191	24,232

Total Pharmaceuticals, Biotechnology		78,784

Retailing—7.8%
Aeropostale, Inc. *	713	22,338
Big Lots, Inc. *	896	27,991
Buckle, Inc.	402	18,383
Charlotte Russe Holding, Inc. *	969	17,209
Gymboree Corp. *	470	18,833
Jos. A. Bank Clothiers, Inc. *	809	21,641
PetMed Express, Inc. *	1,525	18,681
RadioShack Corp.	1,189	14,589

Total Retailing		159,665

Semiconductors & Semiconductor Equipment—0.6%
Sigma Designs, Inc. *	863	11,987

Software & Services—9.7%
Ansoft Corp. *	772	28,101
Blackbaud, Inc.	762	16,307
CNET Networks, Inc. *	2,596	29,828
Commvault Systems, Inc. *	1,327	22,081
j2 Global Communications, Inc. *	829	19,067
LoopNet, Inc. *	1,483	16,758
NeuStar, Inc. Class A *	705	15,200
Quality Systems, Inc.	609	17,832
Synchronoss Technologies, Inc. *	1,054	9,518
Ultimate Software Group, Inc. *	649	23,124

Total Software & Services		197,816

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Technology Hardware & Equipment—5.5%
Comtech Telecommunications Corp. *	468	$22,932
FARO Technologies, Inc. *	612	15,404
Methode Electronics, Inc.	1,828	19,103
Novatel Wireless, Inc. *	2,071	23,050
Rofin-Sinar Technologies, Inc. *	454	13,711
Sierra Wireless, Inc. *	1,304	19,038

Total Technology Hardware & Equipment		113,238

Telecommunication Services—0.8%
Atlantic Tele-Network, Inc.	556	15,296

Transportation—4.2%
Atlas Air Worldwide Holdings, Inc. *	368	18,201
Excel Maritime Carriers Ltd.	651	25,552
Forward Air Corp.	542	18,753
Genco Shipping & Trading Ltd.	357	23,276

Total Transportation		85,782

Utilities—1.9%
Amerigas Partners LP	623	19,843
Suburban Propane Partners LP	507	19,383

Total Utilities		39,226

Total Investments—98.3% (Cost $2,004,959)		2,013,635

Other Assets in Excess of Liabilities—1.7%		35,851

Net Assets—100.0%		$2,049,486

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100
June 30, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—98.3%
Banks—2.2%
Glacier Bancorp, Inc.	1,028	$16,438
SVB Financial Group *	444	21,361
TCF Financial Corp.	1,064	12,800

Total Banks		50,599

Capital Goods—10.0%
Foster Wheeler Ltd. *	362	26,480
Gardner Denver, Inc. *	547	31,070
General Cable Corp. *	346	21,054
GrafTech International Ltd. *	1,328	35,630
II-VI, Inc. *	548	19,136
Manitowoc Co., Inc.	502	16,330
Rockwell Automation, Inc.	364	15,918
Rockwell Collins, Inc.	353	16,930
Terex Corp. *	311	15,976
Trinity Industries, Inc.	774	26,850

Total Capital Goods		225,374

Commercial Services & Supplies—3.4%
Herman Miller, Inc.	691	17,199
Manpower, Inc.	350	20,384
Robert Half International, Inc.	781	18,721
Watson Wyatt Worldwide, Inc. Class A	365	19,305

Total Commercial Services & Supplies		75,609

Consumer Durables & Apparel—7.1%
Coach, Inc. *	704	20,332
CROCS, Inc. *	1,130	9,051
Fossil, Inc. *	634	18,430
Hasbro, Inc.	747	26,683
Mattel, Inc.	1,003	17,171
Polo Ralph Lauren Corp.	342	21,471
Tupperware Brands Corp.	530	18,137
Under Armour, Inc. Class A *	567	14,538
Whirlpool Corp.	236	14,568

Total Consumer Durables & Apparel		160,381

Consumer Services—3.0%
Apollo Group, Inc. Class A *	351	15,535
ITT Educational Services, Inc. *	390	32,226
Sotheby’s	767	20,226

Total Consumer Services		67,987

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100
June 30, 2008 (unaudited)

Investments	Shares	Value

Diversified Financials—1.6%
Nasdaq OMX Group *	510	$13,540
optionsXpress Holdings, Inc.	979	21,871

Total Diversified Financials		35,411

Energy—24.0%
Alliance Resource Partners LP	577	32,127
Atwood Oceanics, Inc. *	223	27,728
Berry Petroleum Co. Class A	440	25,907
BP Prudhoe Bay Royalty Trust	215	22,222
Cimarex Energy Co.	380	26,475
Denbury Resources, Inc. *	669	24,418
ENSCO International, Inc.	313	25,272
Frontline Ltd.	459	32,029
Helmerich & Payne, Inc.	425	30,608
Holly Corp.	486	17,943
Hornbeck Offshore Services, Inc. *	462	26,108
Oil States International, Inc. *	458	29,056
Pride International, Inc. *	564	26,672
Rowan Cos., Inc.	509	23,796
San Juan Basin Royalty Trust	526	24,333
Stone Energy Corp. *	379	24,980
Superior Energy Services, Inc. *	561	30,934
Swift Energy Co. *	443	29,265
Unit Corp. *	367	30,450
W-H Energy Services, Inc. *	304	29,105

Total Energy		539,428

Food Beverage & Tobacco—1.8%
Darling International, Inc. *	1,545	25,523
Hansen Natural Corp. *	514	14,813

Total Food Beverage & Tobacco		40,336

Health Care Equipment & Services—2.6%
Kinetic Concepts, Inc. *	411	16,403
Varian Medical Systems, Inc. *	426	22,088
WellCare Health Plans, Inc. *	530	19,160

Total Health Care Equipment & Services		57,651

Household & Personal Products—2.5%
Chattem, Inc. *	285	18,539
Estee Lauder Cos., Inc. Class A	444	20,624
Herbalife Ltd.	432	16,740

Total Household & Personal Products		55,903

Insurance—0.8%
Aspen Insurance Holdings Ltd.	760	17,989

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100
June 30, 2008 (unaudited)

Investments	Shares	Value

Materials—6.9%
AK Steel Holding Corp.	363	$25,047
Celanese Corp. Series A	525	23,971
CF Industries Holdings, Inc.	168	25,670
Methanex Corp.	730	20,455
NewMarket Corp.	269	17,816
Nova Chemicals Corp.	772	19,045
Terra Industries, Inc. *	487	24,033

Total Materials		156,037

Media—1.0%
DreamWorks Animation SKG, Inc. Class A *	786	23,431

Pharmaceuticals, Biotechnology—3.5%
Biovail Corp.	1,698	16,386
Dionex Corp. *	276	18,318
Endo Pharmaceuticals Holdings, Inc. *	859	20,779
Techne Corp. *	307	23,759

Total Pharmaceuticals, Biotechnology		79,242

Real Estate—0.7%
Jones Lang LaSalle, Inc.	263	15,830

Retailing—4.6%
Aeropostale, Inc. *	763	23,905
Buckle, Inc.	430	19,664
Guess?, Inc.	564	21,122
Gymboree Corp. *	503	20,155
priceline.com, Inc. *	164	18,935

Total Retailing		103,781

Semiconductors & Semiconductor Equipment—1.7%
Amkor Technology, Inc. *	1,670	17,385
NVIDIA Corp. *	1,062	19,881

Total Semiconductors & Semiconductor Equipment		37,266

Software & Services—7.4%
Activision, Inc. *	743	25,314
CNET Networks, Inc. *	2,778	31,919
Cognizant Technology Solutions Corp. Class A *	697	22,659
FactSet Research Systems, Inc.	384	21,642
j2 Global Communications, Inc. *	887	20,401
NAVTEQ Corp. *	299	23,023
Sybase, Inc. *	771	22,683

Total Software & Services		167,641

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Mid Cap 100
June 30, 2008 (unaudited)

Investments	Shares	Value

Technology Hardware & Equipment—6.3%
Anixter International, Inc. *	329	$19,572
CommScope, Inc. *	548	28,918
Flir Systems, Inc. *	727	29,494
Harris Corp.	425	21,458
Mettler-Toledo International, Inc. *	218	20,679
Western Digital Corp. *	640	22,099

Total Technology Hardware & Equipment		142,220

Telecommunication Services—0.9%
Windstream Corp.	1,618	19,966

Transportation—1.1%
Genco Shipping & Trading Ltd.	382	24,906

Utilities—5.2%
Amerigas Partners LP	667	21,244
DPL, Inc.	792	20,893
Energen Corp.	319	24,892
Suburban Propane Partners LP	543	20,759
TECO Energy, Inc.	1,330	28,582

Total Utilities		116,370

Total Investments—98.3% (Cost $2,122,446)		2,213,358

Other Assets in Excess of Liabilities—1.7%		37,279

Net Assets—100.0%		$2,250,637

*	Non—income producing security
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

COMMON STOCKS—98.8%
Banks—0.6%
BB&T Corp.	1,268	$28,872

Capital Goods—8.2%
Caterpillar, Inc.	546	40,306
Emerson Electric Co.	844	41,736
Fluor Corp.	305	56,754
Manitowoc Co., Inc.	1,046	34,026
McDermott International, Inc. *	823	50,935
Precision Castparts Corp.	412	39,704
Rockwell Automation, Inc.	760	33,235
Rockwell Collins, Inc.	736	35,299
Terex Corp. *	648	33,288

Total Capital Goods		365,283

Commercial Services & Supplies—0.9%
Manpower, Inc.	730	42,515

Consumer Durables & Apparel—5.8%
Coach, Inc. *	1,468	42,396
Garmin Ltd.	688	29,474
Mattel, Inc.	2,091	35,798
Mohawk Industries, Inc. *	583	37,370
Nike, Inc. Class B	681	40,594
Polo Ralph Lauren Corp.	713	44,762
Whirlpool Corp.	491	30,309

Total Consumer Durables & Apparel		260,703

Consumer Services—0.7%
Apollo Group, Inc. Class A *	732	32,398

Diversified Financials—3.5%
Franklin Resources, Inc.	439	40,234
Goldman Sachs Group, Inc.	239	41,801
Nasdaq OMX Group *	1,063	28,223
T. Rowe Price Group, Inc.	855	48,282

Total Diversified Financials		158,540

Energy—22.7%
Apache Corp.	355	49,345
Chevron Corp.	488	48,375
Cimarex Energy Co.	793	55,248
Denbury Resources, Inc. *	1,396	50,954
Devon Energy Corp.	406	48,785
EnCana Corp.	545	49,557
ENSCO International, Inc.	653	52,723
EOG Resources, Inc.	340	44,608
Exxon Mobil Corp.	475	41,862
Helmerich & Payne, Inc.	886	63,810
See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Energy—22.7% (continued)
National Oilwell Varco, Inc. *	725	$64,322
Noble Corp.	836	54,307
Noble Energy, Inc.	559	56,213
Occidental Petroleum Corp.	568	51,040
Petro-Canada	910	50,733
Pride International, Inc. *	1,177	55,660
Rowan Cos., Inc.	1,061	49,602
Transocean, Inc. *	302	46,022
Valero Energy Corp.	839	34,550
XTO Energy, Inc.	679	46,518

Total Energy		1,014,234

Food & Staples Retailing—2.9%
CVS Caremark Corp.	1,070	42,340
SYSCO Corp.	1,448	39,834
Wal-Mart Stores, Inc.	824	46,309

Total Food & Staples Retailing		128,483

Food Beverage & Tobacco—0.9%
PepsiCo, Inc.	600	38,154

Health Care Equipment & Services—4.5%
Becton Dickinson & Co.	475	38,617
C.R. Bard, Inc.	431	37,906
Intuitive Surgical, Inc. *	142	38,255
Stryker Corp.	669	42,067
Varian Medical Systems, Inc. *	889	46,095

Total Health Care Equipment & Services		202,940

Household & Personal Products—1.0%
Estee Lauder Cos., Inc. Class A	926	43,013

Insurance—0.9%
Berkshire Hathaway, Inc. Class B *	10	40,120

Materials—9.8%
Air Products & Chemicals, Inc.	449	44,388
AK Steel Holding Corp.	757	52,233
Barrick Gold Corp.	847	38,539
Celanese Corp. Series A	1,095	49,998
CF Industries Holdings, Inc.	351	53,633
Freeport-McMoRan Copper & Gold, Inc.	426	49,923
Monsanto Co.	375	47,415
Nucor Corp.	564	42,114
Potash Corp. of Saskatchewan	261	59,657

Total Materials		437,900

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Media—1.0%
Omnicom Group, Inc.	968	$43,444

Pharmaceuticals, Biotechnology—5.9%
Amgen, Inc. *	1,019	48,056
Biogen Idec, Inc. *	700	39,123
Eli Lilly & Co.	842	38,867
Gilead Sciences, Inc. *	874	46,278
Thermo Fisher Scientific, Inc. *	776	43,246
Wyeth	1,030	49,399

Total Pharmaceuticals, Biotechnology		264,969

Retailing—2.7%
Best Buy Co., Inc.	1,022	40,471
priceline.com, Inc. *	341	39,372
TJX Cos., Inc.	1,272	40,030

Total Retailing		119,873

Semiconductors & Semiconductor Equipment—3.3%
Applied Materials, Inc.	1,946	37,149
MEMC Electronic Materials, Inc. *	488	30,032
NVIDIA Corp. *	2,215	41,465
Texas Instruments, Inc.	1,425	40,128

Total Semiconductors & Semiconductor Equipment		148,774

Software & Services—8.6%
Accenture Ltd. Class A	1,218	49,597
Activision, Inc. *	1,550	52,808
Cognizant Technology Solutions Corp. Class A *	1,454	47,270
Google, Inc. Class A *	95	50,010
Mastercard, Inc. Class A	200	53,104
Microsoft Corp.	1,425	39,202
NAVTEQ Corp. *	625	48,125
Oracle Corp. *	2,095	43,995

Total Software & Services		384,111

Technology Hardware & Equipment—10.7%
Apple, Inc. *	316	52,911
Cisco Systems, Inc. *	1,641	38,170
Corning, Inc.	1,723	39,715
Dolby Laboratories, Inc. Class A *	1,134	45,700
EMC Corp. *	2,812	41,308
Harris Corp.	886	44,734
Hewlett-Packard Co.	876	38,728
QUALCOMM, Inc.	1,045	46,367
Research In Motion Ltd. *	400	46,760
Seagate Technology	1,933	36,978
Western Digital Corp. *	1,335	46,098

Total Technology Hardware & Equipment		477,469

See Notes to Schedule of Investments.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
June 30, 2008 (unaudited)

Investments	Shares	Value

Telecommunication Services—0.9%
Windstream Corp.	3,375	$41,648

Utilities—3.3%
Dominion Resources, Inc.	1,019	48,392
Energen Corp.	665	51,890
Exelon Corp.	518	46,599

Total Utilities		146,881

Total Investments—98.8% (Cost $4,428,275)		4,420,324

Other Assets in Excess of Liabilities—1.2%		53,201

Net Assets—100.0%		$4,473,525

*	Non—income producing security
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization
The SPA ETF Trust, (the ''Trust’’) was organized as a Delaware statutory trust on March 13, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and individually the “Fund”). Each Fund is a diversified fund under the Act. The Funds commenced operations on October 17, 2007.
The objectives of the Funds, (SPA MarketGrader 40, SPA MarketGrader 100, SPA MarketGrader 200, SPA MarketGrader Large Cap 100, SPA MarketGrader Mid Cap 100, and the SPA MarketGrader Small Cap 100) is to seek investment results that correspond generally to the performance, before the Funds’ fees and expenses, of an equity index on the MarketGrader 40 Index, MarketGrader 100 Index, MarketGrader 200 Index, MarketGrader Small Cap 100 Index, MarketGrader Mid Cap 100 Index, and the MarketGrader Large Cap 100 Index, respectively.
2. Significant Accounting Policies
The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles, requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal reporting period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Investment Valuation — The Net Asset Value (''NAV’’) of each Fund’s shares is calculated each day the national securities exchange are opened for trading as of the close of the regular trading session on the New York Stock Exchange, ordinarily 4:00 p.m. New York (Eastern) Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on a national securities exchange are valued based on their last sale price, or official closing price on the exchange or system which they are principally traded. Securities regularly traded in an over the counter market are valued at the last quoted sale price or, if no sale price is available at the mean between the most recently quoted bid and asked prices in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other investment securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Board of Trustees.
Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
3. Accounting Pronouncements
On September 15, 2006, FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the

Notes to Schedule of Investments (unaudited)
use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007.
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.
4. Federal Income Taxes
Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.
At June 30, 2008 the cost of investment and the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
SPA MarketGrader 40 Fund	$4,140,140	$421,309	($ 209,024)	$212,285
SPA MarketGrader 100 Fund	4,270,583	313,903	(353,844)	(39,941)
SPA MarketGrader 200 Fund	1,995,129	245,532	(190,639)	54,893
SPA MarketGrader Small Cap 100 Fund	2,004,959	259,390	(250,714)	8,676
SPA MarketGrader Mid Cap 100 Fund	2,122,446	319,954	(229,042)	90,912
SPA MarketGrader Large Cap 100 Fund	4,428,275	392,919	(400,870)	(7,951)
Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.
5. Events
Effective June 30, 2008, BNY Investment Advisors resigned as sub-advisor of the Trust.
Esposito Securities serves as the sub-advisor of the Trust as of July 1, 2008.

Item 2. Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPA ETF Trust

By:	/s/ Antony P. Drain Antony P. Drain
Chief Executive Officer

Date:	August 21, 2008

By:	/s/ Christopher Lanza Christopher Lanza
Chief Financial Officer

Date:	August 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Antony P. Drain Antony P. Drain
Chief Executive Officer

Date:	August 21, 2008

By:	/s/ Christopher Lanza Christopher Lanza
Chief Financial Officer

Date:	August 21, 2008